FINANCIAL DEBT (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current and non-current financial debt
Current financial debt	$ 35,280	$ 30,835
Non-current financial debt	116,716	91,177
Total financial debt	151,996	122,012
Bank overdrafts
Current and non-current financial debt
Current financial debt	9,710	3,501
Bank and other financial entities loans - principal
Current and non-current financial debt
Current financial debt	13,807	19,913
Loans for purchase of equipment
Current and non-current financial debt
Current financial debt	1,500	1,612
NDF
Current and non-current financial debt
Current financial debt	361	154
Accrued interest and related expenses
Current and non-current financial debt
Current financial debt	9,902	5,655
Notes - principal
Current and non-current financial debt
Non-current financial debt	40,525	24,731
Bank and Other Financial Entities Loans, Non Current [Member]
Current and non-current financial debt
Non-current financial debt	56,687	52,705
Loans for purchase of equipment
Current and non-current financial debt
Non-current financial debt	2,690	1,586
NDF
Current and non-current financial debt
Non-current financial debt	14
Accrued interests and related expenses
Current and non-current financial debt
Non-current financial debt	$ 16,800	$ 12,155